CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 279,551	$ 197,543	$ 235,133
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	143,491	100,443	110,825
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,094	47,843	51,983
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,728	28,242	41,951
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 34,238	$ 21,015	$ 30,374